CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)
Cash flows from Operating Activities:
Earnings / (loss) per share		€ (8,467)	$ (9,689)	€ (2,473)		€ 69
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses		3,298	3,773	1,835		633
Net (gains)/loss on sale of premises and foreclosed assets		1		1		0
Other Than Temporary Impairment of AFS and HTM securities		36	41	6		286
Depreciation of premises and equipment		65	74	67		69
Amortization of software and other intangibles		59	68	53		58
Impairment of goodwill		117		58
Net cash provided by/(used in):
Cash and due from banks at beginning of year	[1]	2,107
Cash and due from banks at end of year		1,436	1,643	2,107	[1]
Supplemental schedule of non cash investing and financing activities:
Common share capital increase of EUR 2,673 million out of which EUR 676 million through subscription in kind (see Note 33)		676		0		0
Continuing Discontinuing Operations [Member]
Cash flows from Operating Activities:
Earnings / (loss) per share		(8,467)	(9,689)	(2,473)		69
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses		3,688	4,220	2,172		969
Net (gains)/loss on sale of premises and foreclosed assets		(64)	(73)	2		0
Net realized (gain)/loss on sales of available-for-sale securities		(17)	(19)	(123)		(250)
Other Than Temporary Impairment of AFS and HTM securities		36	41	6		285
Equity in earnings of equity method investees		11	13	(8)		1
Depreciation of premises and equipment		106	121	114		111
Amortization of software and other intangibles		192	220	84		100
Impairment of goodwill		1,983	2,269	58		9
Impairment of equity method investments		22	25	0		5
Pension liability		36	41	32		220
Provision for deferred income taxes		(35)	(40)	28		(34)
Net gains on the disposal of subsidiaries		0	0	0		0
Net (gain)/loss from changes in fair value of financial instruments designated at fair value		(41)	(47)	63		217
Gain on debt extinguishment		(27)	(31)	0		0
Gain from bargain purchase on business combination		0	0	(3)		(208)
Interest on financing obligation from sale of real estate		37	42	48		0
Impairment of assets classified as held for sale		3,619	4,141	0		0
Other non cash items including provisions for contingencies and impairment of other assets		341	390	245		(39)
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets market-to-market through the profit and loss		(635)	(727)	1,387		658
Accrued interest receivable		37	42	2		(86)
Other assets		(204)	(233)	157		(334)
Accounts payable, accrued expenses and other liabilities		(331)	(379)	171		(614)
Insurance reserves		(154)	(176)	(256)		(13)
Cash flows provided by/(used in) operating activities		133	151	1,706		1,066
Activities in available-for-sale securities:
Purchases		3,384	3,872	4,828		7,622
Sales proceeds		1,181	1,351	2,517		5,192
Maturities, prepayments and calls		2,303	2,635	3,956		2,534
Activities in held-to-maturity securities:
Purchases		(449)	(514)	(1,112)		(983)
Maturities, prepayments and calls		540	618	916		604
Acquisition of subsidiaries		0	0	(54)		561
Disposal of subsidiaries		0	0	0		19
Purchases of premises and equipment and intagibles		(316)	(362)	(849)		(200)
Proceeds from sales of premises and equipment		104	119	12		2
Disposals / (acquisitions) of equity investments		(1)	(1)	16		0
Net cash provided by (used in):
Deposits with central bank		(4)	(5)	(129)		(525)
Loan origination and principal collections		118	135	(2,114)		3,630
Securities purchased under agreements to resell		85	97	(56)		795
Interest bearing deposits with banks		252	288	556		(340)
Other		0	0	0		0
Cash flows provided by / (used in) investing activities		429	489	(1,169)		3,667
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt		1,195	1,367	3,225		480
Principal repayments and retirements of long-term debt		(1,034)	(1,183)	(1,963)		(274)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 239 million in 2013, EUR 74 million in 2014 and EUR 32 million in 2015)		1,421	1,626	2,426		840
Repurchase of preference shares		0	0	0		119
Purchases of treasury stock		(67)	(77)	(81)		(47)
Proceeds from sales of treasury stock		66	76	84		45
Acquisition of and increase of controlling interest in subsidiary companies		0	0	(278)		(8)
Sale of Real Estate accounted for as financing obligation		(74)	(85)	43		544
Disposal of subsidiary shareholding without loss of control		1	1	0		0
Net cash provided by/(used in):
Deposits		2,219	2,539	(4,084)		(9,925)
Securities sold under agreements to repurchase		(3,488)	(3,991)	316		3,629
Other borrowed funds		(1,291)	(1,477)	509		15
Cash flows provided by/(used in) financing activities		(1,052)	(1,204)	197		(4,820)
Effect of exchange rate change on cash and due from banks		(68)	(77)	25		(102)
Cash and due from banks at beginning of year		2,727	3,120	1,968		2,157
Net increase/(decrease) in cash and due from banks		(558)	(641)	759		(189)
Cash and due from banks at end of year		2,169	2,482	2,727		1,968
Cash paid for:
Income taxes		255	292	139		203
Interest		1,955	2,237	1,910		2,101
Supplemental schedule of non cash investing and financing activities:
Share capital increase of EUR 271 million through share exchange (see Note 33)		0	$ 0	0		271
Acquisition of business (see Note 4)		0		0		462
Share capital increase of EUR 9,756 million out of which EUR 8,677 million through subscription in kind (see Note 33)		0		0		8,677
Common share capital increase of EUR 2,673 million out of which EUR 64 million through mandatory conversion of long term debt securities (see Note 33)		64		0		0
Common share capital increase of EUR 2,673 million out of which EUR 481 million through conversion of preference shares (see Note 33)		481		0		0
Contribution by HFSF of bonds issued by ESM in return for the convertible securities issued by the Bank (see Note 33)		€ 2,029		€ 0		€ 0

[1]	Restated